SCHEDULE OF STOCK OPTION VESTED (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Lower Range	$ 0.001
Options Outstanding Number of options	476,000	524,000
Options Outstanding Weighted average exercise price per share	$ 0.47	$ 0.44
Options Outstanding Weighted average remaining contractual life years	1 year 29 days	11 months 26 days
Options Outstanding Aggregate Intrinsic value	$ 84,060	$ 114,519
Exercisable Options Number of options	476,000	524,000
Exercisable Options Weighted average exercise price per share	$ 0.47	$ 0.44
Exercisable Options Weighted average remaining contractual life years	1 year 29 days	11 months 26 days
Exercisable Options Aggregate Intrinsic value	$ 84,060	$ 114,519
Exercise Price, Upper Range	$ 1.21
Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Lower Range		$ 0.001
Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Lower Range		0.95
Exercise Price One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Lower Range		$ 0.001
Options Outstanding Number of options	90,000	90,000
Options Outstanding Weighted average exercise price per share	$ 0.001	$ 0.001
Options Outstanding Weighted average remaining contractual life years	11 months 12 days	11 months 12 days
Options Outstanding Aggregate Intrinsic value	$ 38,160	$ 43,110
Exercisable Options Number of options	90,000	90,000
Exercisable Options Weighted average exercise price per share	$ 0.001	$ 0.001
Exercisable Options Weighted average remaining contractual life years	11 months 12 days	11 months 12 days
Exercisable Options Aggregate Intrinsic value	$ 38,160	$ 43,110
Exercise Price, Upper Range	$ 0.001
Exercise Price Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Lower Range		$ 0.05
Options Outstanding Number of options	3,000	3,000
Options Outstanding Weighted average exercise price per share	$ 0.05	$ 0.05
Options Outstanding Weighted average remaining contractual life years	9 months	9 months
Options Outstanding Aggregate Intrinsic value	$ 1,125	$ 1,292
Exercisable Options Number of options	3,000	3,000
Exercisable Options Weighted average exercise price per share	$ 0.05	$ 0.05
Exercisable Options Weighted average remaining contractual life years	9 months	9 months
Exercisable Options Aggregate Intrinsic value	$ 1,125	$ 1,292
Exercise Price, Upper Range	$ 0.05
Exercise Price Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Lower Range		$ 0.15
Options Outstanding Number of options	45,000	90,000
Options Outstanding Weighted average exercise price per share	$ 0.15	$ 0.15
Options Outstanding Weighted average remaining contractual life years	6 months 29 days	3 months 29 days
Options Outstanding Aggregate Intrinsic value	$ 12,375	$ 29,340
Exercisable Options Number of options	45,000	90,000
Exercisable Options Weighted average exercise price per share	$ 0.15	$ 0.15
Exercisable Options Weighted average remaining contractual life years	6 months 29 days	3 months 29 days
Exercisable Options Aggregate Intrinsic value	$ 12,375	$ 29,340
Exercise Price, Upper Range	$ 0.15
Exercise Price Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Lower Range		$ 0.18
Options Outstanding Number of options	45,000	45,000
Options Outstanding Weighted average exercise price per share	$ 0.18	$ 0.18
Options Outstanding Weighted average remaining contractual life years	9 months 29 days	9 months 29 days
Options Outstanding Aggregate Intrinsic value	$ 11,025	$ 13,680
Exercisable Options Number of options	45,000	45,000
Exercisable Options Weighted average exercise price per share	$ 0.18	$ 0.18
Exercisable Options Weighted average remaining contractual life years	9 months 29 days	9 months 29 days
Exercisable Options Aggregate Intrinsic value	$ 11,025	$ 13,680
Exercise Price, Upper Range	$ 0.18
Exercise Price Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Lower Range		$ 0.19
Options Outstanding Number of options	45,000	45,000
Options Outstanding Weighted average exercise price per share	$ 0.19	$ 0.19
Options Outstanding Weighted average remaining contractual life years	1 year 3 months 29 days	1 year 3 months 29 days
Options Outstanding Aggregate Intrinsic value	$ 10,575	$ 13,185
Exercisable Options Number of options	45,000	45,000
Exercisable Options Weighted average exercise price per share	$ 0.19	$ 0.19
Exercisable Options Weighted average remaining contractual life years	1 year 3 months 29 days	1 year 3 months 29 days
Exercisable Options Aggregate Intrinsic value	$ 10,575	$ 13,185
Exercise Price, Upper Range	$ 0.19
Exercise Price Six [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Lower Range		$ 0.20
Options Outstanding Number of options	48,000	48,000
Options Outstanding Weighted average exercise price per share	$ 0.20	$ 0.20
Options Outstanding Weighted average remaining contractual life years	1 year 18 days	1 year 14 days
Options Outstanding Aggregate Intrinsic value	$ 10,800	$ 13,446
Exercisable Options Number of options	48,000	48,000
Exercisable Options Weighted average exercise price per share	$ 0.20	$ 0.20
Exercisable Options Weighted average remaining contractual life years	1 year 18 days	1 year 14 days
Exercisable Options Aggregate Intrinsic value	$ 10,800	$ 13,446
Exercise Price, Upper Range	$ 0.20
Exercise Price Seven [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Lower Range		$ 0.32
Options Outstanding Number of options	200,000	3,000
Options Outstanding Weighted average exercise price per share	$ 0.95	$ 0.32
Options Outstanding Weighted average remaining contractual life years	1 year 3 months 3 days	3 months
Options Outstanding Aggregate Intrinsic value		$ 467
Exercisable Options Number of options	200,000	3,000
Exercisable Options Weighted average exercise price per share	$ 0.95	$ 0.32
Exercisable Options Weighted average remaining contractual life years	1 year 3 months 3 days	3 months
Exercisable Options Aggregate Intrinsic value		$ 467
Exercise Price, Upper Range	$ 0.95
Exercise Price Eight [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Lower Range		$ 0.95
Options Outstanding Number of options		200,000
Options Outstanding Weighted average exercise price per share		$ 0.95
Options Outstanding Weighted average remaining contractual life years		1 year 3 months 3 days
Options Outstanding Aggregate Intrinsic value
Exercisable Options Number of options		200,000
Exercisable Options Weighted average exercise price per share		$ 0.95
Exercisable Options Weighted average remaining contractual life years		1 year 3 months 3 days
Exercisable Options Aggregate Intrinsic value